Post-employment benefits - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Administrative expenses	€ 1	€ 2	€ 2
Property assets contributed to partnership | £				£ 171
Contributions to pension plan	32	39	52
Estimate of contributions expected to be paid to plan for next annual reporting period	30
Current provision for other employee benefit liabilities	8	10
Non-current provision for other employee benefit liabilities	31	35
Contributions to defined contribution plan	79	€ 62	34
Partnership agreement
Disclosure of defined benefit plans [line items]
Contributions to pension plan	€ 11
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	16 years	20 years
Great Britain
Disclosure of defined benefit plans [line items]
Administrative expenses	€ 0	€ 1	€ 2
Additional future funding levels to plan	3.00%
Non-current provision for other employee benefit liabilities	€ 0	€ 0
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	17 years	22 years